Shareholders' Equity (Details) - USD ($) $ in Thousands				6 Months Ended
	Mar. 27, 2025	Mar. 24, 2025	Mar. 03, 2025	Jun. 30, 2025
Shareholders’ Equity [Line Items]
Finance costs			$ 100
Purchase agreement percentage				2.90%
Gross proceeds				$ 1,492
American Depositary Shares [Member]
Shareholders’ Equity [Line Items]
Stockholders’ equity requirement			$ 10,000
Shares issued		31,746	28,784	511,690
Converted shares				3,022,796
Purchase agreement percentage				97.00%
Fee and issuance expenses	$ 104
Discount to the market price				3.00%